UNITED STATES
			  SECURITIES AND EXCHANGE COMMISSION
				 Washington, D.C. 20549

				           FORM 13F

				 FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
				[ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:	Beacon Asset Management, LLC
	50 Milk Street
	Boston, MA 02109-5003

13F File Number: 028-05183

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Managers:
Name:	John K. Beeten
Title:	President
Phone:	(617) 263-2420
Signature, Place, and Date of Signing:
John K. Beeten Boston, Massachusetts	July 18, 2002

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: NONE


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		45

Form 13F Information Table Value Total:		$56,039

List of Other Included Managers: 		NONE






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO COM        COM              025816109     1796 49450.000SH       SOLE                37450.000         12000.000
AMERICAN INTL GROUP COM        COM              026874107     2652 38875.000SH       SOLE                28875.000         10000.000
ANALOG DEVICES INC COM         COM              032654105     1294 43554.000SH       SOLE                29554.000         14000.000
APPLIED MATERIALS INC COM      COM              038222105      624 32800.000SH       SOLE                32800.000
BANK OF AMERICA CORP COM       COM              060505104      290 4118.000 SH       SOLE                 4118.000
BELLSOUTH CORP COM             COM              079860102      379 12030.000SH       SOLE                12030.000
BP PLC SPONSORED ADR           COM              055622104      315 6234.000 SH       SOLE                 6234.000
BRISTOL-MYERS SQUIBB           COM              110122108     1063 41380.000SH       SOLE                31580.000          9800.000
CELESTICA INC SUB VTG SHS      COM              15101Q108      363 16000.000SH       SOLE                16000.000
CISCO SYSTEMS                  COM              17275R102     1987 142420.000SH      SOLE               112420.000         30000.000
CITIGROUP INC COM              COM              172967101     3337 86108.000SH       SOLE                68108.000         18000.000
CVS CORP COM                   COM              126650100     1548 50600.000SH       SOLE                38600.000         12000.000
EMC CORP. MASS                 COM              268648102     1198 158650.000SH      SOLE               120650.000         38000.000
EXXON MOBIL CORPORATION        COM              30231g102      873 21326.000SH       SOLE                21326.000
FANNIE MAE                     COM              313586109     2598 35225.000SH       SOLE                25225.000         10000.000
FIRST DATA CORP COM            COM              319963104     1421 38200.000SH       SOLE                28800.000          9400.000
FLEET BOSTON FINANCIAL CORP    COM              339030108     3388 104728.000SH      SOLE                84728.000         20000.000
GENERAL ELEC CO COM            COM              369604103     1883 64819.000SH       SOLE                64819.000
GOLDMAN SACHS GROUP            COM              38141G104      655 8925.000 SH       SOLE                 8925.000
HOME DEPOT INC COM             COM              437076102     2088 56836.000SH       SOLE                41836.000         15000.000
I2 TECHNOLOGIES INC COM        COM              465754109       23 15700.000SH       SOLE                15700.000
INTEL CORP                     COM              458140100      797 43610.000SH       SOLE                27610.000         16000.000
INTERNATIONAL BUSINESS MACHINE COM              459200101     2234 31025.000SH       SOLE                22025.000          9000.000
JOHNSON & JOHNSON              COM              478160104     3091 59148.000SH       SOLE                49148.000         10000.000
JP MORGAN CHASE & CO           COM              46625H100      802 23650.000SH       SOLE                23650.000
LILLY ELI COMPANY              COM              532457108      389 6900.000 SH       SOLE                 6900.000
LOWES COS INC COM              COM              548661107     1668 36732.000SH       SOLE                27732.000          9000.000
MCDATA CORPORATION - CLASS A   COM              580031201      767 87022.000SH       SOLE                67022.000         20000.000
MERCK & CO INC COM             COM              589331107     1205 23786.000SH       SOLE                14986.000          8800.000
MERRILL LYNCH & CO INC COM     COM              590188108      703 17350.000SH       SOLE                11350.000          6000.000
MICROSOFT CORP.                COM              594918104     3185 58233.000SH       SOLE                49333.000          8900.000
MIDCAP SPDR TRUST SERIES 1     COM              595635103      246 2750.000 SH       SOLE                 2750.000
NASDAQ 100 TR UIT              COM              631100104      249 9550.000 SH       SOLE                 9550.000
PFIZER INC COM                 COM              717081103     2403 68663.000SH       SOLE                53663.000         15000.000
SAFEWAY INC COM NEW            COM              786514208      814 27900.000SH       SOLE                14900.000         13000.000
SBC COMMUNICATIONS INC COM     COM              78387G103      578 18960.000SH       SOLE                18960.000
SCHERING-PLOUGH CORP.          COM              806605101      758 30800.000SH       SOLE                20800.000         10000.000
STANDARD & POOR'S DEP RECPT TR COM              78462F103      569 5750.000 SH       SOLE                 5750.000
STAPLES INC COM                COM              855030102      360 18250.000SH       SOLE                18250.000
STATE STR CORP COM             COM              857477103      323 7220.000 SH       SOLE                 7220.000
TARGET CORP                    COM              87612e106      514 13500.000SH       SOLE                 4000.000          9500.000
TEXAS INSTRS INC COM           COM              882508104      775 32700.000SH       SOLE                16400.000         16300.000
TYCO INTL LTD NEW COM          COM              902124106     1333 98700.000SH       SOLE                76700.000         22000.000
VARIAN MEDICAL SYSTEMS INC     COM              92220p105     1517 37400.000SH       SOLE                27700.000          9700.000
ZIMMER HOLDINGS INC            COM              98956P102      986 27656.000SH       SOLE                13656.000         14000.000